Pay vs Performance Disclosure - USD ($)	3 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	May 21, 2024	Dec. 31, 2024	Oct. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2024 PAY VERSUS PERFORMANCE TABLE
The following table sets forth information regarding the Company’s performance and the “compensation actually paid” (CAP) to our NEOs, as calculated in accordance with SEC disclosure rules:

Year(1)	Summary Compensation Table Total for PEO(2)			Compensation Actually Paid to PEO(3)			Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:(4)			Net Income (in thousands)	Adjusted Earnings Before Interest and Taxes (in thousands)(5)
	Lance Rosenzweig	Jason Dies	Marc Lautenbach	Lance Rosenzweig	Jason Dies	Marc Lautenbach			Total Shareholder Return	New Peer Group Total Shareholder Return	Old Peer Group Total Shareholder Return
2024	$10,465,392	$6,311,167	n/a	$8,624,129	$5,058,195	n/a	$2,311,287	$2,334,666	$223	$63	n/a	$(203,597)	$392,690
2023	n/a	$2,712,791	$7,266,238	n/a	$2,794,637	$4,656,167	$1,808,904	$1,840,026	$131	$62	$105	$(385,627)	$ 171,595
2022	n/a	n/a	$7,023,960	n/a	n/a	$777,215	$1,617,341	$678,613	$107	$57	$88	$36,940	$ 153,780
2021	n/a	n/a	$4,913,938	n/a	n/a	$6,871,285	$1,599,173	$1,747,398	$177	$88	$113	$(1,351)	$ 173,689
2020	n/a	n/a	$4,713,361	n/a	n/a	$11,196,599	$1,401,141	$1,478,019	$161	$82	$109	$(180,376)	$ 213,584

(1)
Lance Rosenzweig has served as the Principal Executive Officer ("PEO") since May 22, 2024; first as Interim CEO and then as CEO as of October 25, 2024. Prior to Mr. Rosenzweig's role as PEO, Jason Dies served as Interim CEO and PEO from October 2, 2023 through May 21, 2024. Marc Lautenbach served as the PEO January 1, 2023 through October 1, 2023, and for the entirety of 2022, 2021, and 2020. Our other NEOs for the applicable years were as follows:

- 2024: John Witek, James Fairweather, Shemin Nurmohamed, Deborah Pfeiffer, Ana Chadwick, Gregg Zegras, and Daniel Goldstein
- 2023: Ana Chadwick, Gregg Zegras, Daniel Goldstein, and James Fairweather
- 2022: Ana Chadwick, Jason Dies, Daniel Goldstein, and James Fairweather
- 2021: Ana Chadwick, Jason Dies, Gregg Zegras, James Fairweather, and Joseph Catapano
- 2020: Jason Dies, Gregg Zegras, Daniel Goldstein, Joseph Catapano, and Stanley J. Sutula III
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Rosenzweig, Mr. Dies, and Mr. Lautenbach and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our NEOs other than our PEOs.

Under SEC disclosure rules, stock awards are required to be included in the Summary Compensation Table in the year granted, while CIU awards are included at the end of the performance period when actually earned. When the 2020 long-term compensation awards were issued, PSUs were replaced with cash-settled CIUs, causing Stock Awards and Total Compensation to appear significantly higher for 2022 and 2023 when compared to 2020 and 2021, because CIU awards not yet earned were not included in the Summary Compensation Table until the 2022 table for NEOs other than Mr. Zegras and Mr. Fairweather, who had a CIU payout in the 2021 Summary Compensation Table. When the 2024 long-term incentive awards were issued, we granted stock awards (PSUs) in lieu of cash-settled CIUs, causing Stock Awards and Total Compensation to appear higher for 2024 when compared to 2023 and 2022, as 2024 includes both the payout of the 2022 CIU (performance period ending December 31, 2024) and the grant of the 2024 PSU (performance period ending December 31, 2026). These differences result from different disclosure rules for different kinds of awards, and not on their value, and should normalize over time.
(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments made to 2024 amounts for Mr. Rosenzweig and Mr. Dies, and for the average compensation of the other NEOs, is set forth following the footnotes to this table.

(4)
In accordance with SEC rules, this column represents the annual change in the value of a $100 investment in Pitney Bowes Inc. and the indicated peer group from December 31, 2019 to the end of the indicated fiscal year, assuming the reinvestment of dividends.

As described in the Compensation Discussion and Analysis starting on page 52 of this proxy statement we adopted a new peer group effective October 25, 2024. Our new peer group, as reported in our annual reports on Form 10-K for the year ended December 31, 2024 is comprised of: ACCO Brands Corporation; Bread Financial Holdings, Inc.; Cimpress plc; CSG Systems International, Inc.; Deluxe Corporation; Diebold Nixdorf, Incorporated (included from 8/14/2023 when it emerged from bankruptcy); E2open Parent Holdings, Inc. (included from 6/15/2020 when it began trading); HNI Corporation; Matthews International Corporation; McGrath RentCorp; Quad/Graphics, Inc.; Sabre Corporation; TTEC Holdings, Inc.; and Unisys Corporation.
Our old peer group, as was reported in our annual report on Form 10-K for the year ended December 31, 2023, was comprised of: ACCO Brands Corporation; Avery Dennison Corporation; Beyond, Inc. (name change from Overstock.com); Bread Financial Holdings, Inc. (name change from Alliance Data Systems); Cimpress plc; Deluxe Corporation; Diebold Nixdorf, Incorporated (included from 8/14/2023 when it emerged from bankruptcy); Etsy, Inc.; Fidelity National Information Services, Inc.; Fiserv, Inc.; GXO Logistics, Inc. (included from 7/22/2021 when it began trading); Hub Group, Inc.; NCR Voyix Corporation (name change from NCR Corporation); Rockwell Automation, Inc.; Ryder System, Inc.; Schneider National, Inc.; The Western Union Company; W.W. Grainger, Inc.; and Xerox Holdings Corporation.
(5)
Adjusted EBIT is a non-GAAP measure. For a reconciliation and additional information, please see "Reconciliation of Reported Consolidated Results to Adjusted Measures" on page 104 of this proxy statement. Adjusted EBIT is the Company selected measure due to the Company’s strategic focus on profitable revenue growth. The Company selected measure may change from year to year.

Reconciliation of Compensation Actually Paid Adjustments:

Year	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
	Lance Rosenzweig
2024	10,465,392	-	-	10,315,022	4,815,824	0	3,657,935	0	-	8,624,129
	Jason Dies
2024	6,311,167	-	-	1,633,083	0	402,785	-	(22,674)	-	5,058,195
	Other NEOs (Average)(j)
2024	2,311,287	1,908	0	874,866	854,897	100,853	-	(11,240)	44,357	2,334,666

(a)	Represents Total Compensation as reported in the Summary Compensation Table for 2024. With respect to the other NEOs, amounts shown represent averages.
(b)	Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for 2024.
(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during 2024, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock option and stock awards granted during 2024, computed in accordance with the methodology used for financial reporting purposes.
(e)
Represents the fair value as of December 31, 2024 of the outstanding and unvested option awards and stock awards granted during 2024, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during 2024 of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of December 31, 2024, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of December 31, 2024.

(g)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during 2024, computed in accordance with the methodology used for financial reporting purposes.
(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during 2024, using the average of the high and low stock price on the vesting date for RSUs and PSUs, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2024, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(j)	See footnote 1 above for the NEOs included in the average for 2024.

Company Selected Measure Name					Adjusted EBIT
Named Executive Officers, Footnote
(1)
Lance Rosenzweig has served as the Principal Executive Officer ("PEO") since May 22, 2024; first as Interim CEO and then as CEO as of October 25, 2024. Prior to Mr. Rosenzweig's role as PEO, Jason Dies served as Interim CEO and PEO from October 2, 2023 through May 21, 2024. Marc Lautenbach served as the PEO January 1, 2023 through October 1, 2023, and for the entirety of 2022, 2021, and 2020. Our other NEOs for the applicable years were as follows:

- 2024: John Witek, James Fairweather, Shemin Nurmohamed, Deborah Pfeiffer, Ana Chadwick, Gregg Zegras, and Daniel Goldstein
- 2023: Ana Chadwick, Gregg Zegras, Daniel Goldstein, and James Fairweather
- 2022: Ana Chadwick, Jason Dies, Daniel Goldstein, and James Fairweather
- 2021: Ana Chadwick, Jason Dies, Gregg Zegras, James Fairweather, and Joseph Catapano
- 2020: Jason Dies, Gregg Zegras, Daniel Goldstein, Joseph Catapano, and Stanley J. Sutula III

Peer Group Issuers, Footnote
(4)
In accordance with SEC rules, this column represents the annual change in the value of a $100 investment in Pitney Bowes Inc. and the indicated peer group from December 31, 2019 to the end of the indicated fiscal year, assuming the reinvestment of dividends.

As described in the Compensation Discussion and Analysis starting on page 52 of this proxy statement we adopted a new peer group effective October 25, 2024. Our new peer group, as reported in our annual reports on Form 10-K for the year ended December 31, 2024 is comprised of: ACCO Brands Corporation; Bread Financial Holdings, Inc.; Cimpress plc; CSG Systems International, Inc.; Deluxe Corporation; Diebold Nixdorf, Incorporated (included from 8/14/2023 when it emerged from bankruptcy); E2open Parent Holdings, Inc. (included from 6/15/2020 when it began trading); HNI Corporation; Matthews International Corporation; McGrath RentCorp; Quad/Graphics, Inc.; Sabre Corporation; TTEC Holdings, Inc.; and Unisys Corporation.
Our old peer group, as was reported in our annual report on Form 10-K for the year ended December 31, 2023, was comprised of: ACCO Brands Corporation; Avery Dennison Corporation; Beyond, Inc. (name change from Overstock.com); Bread Financial Holdings, Inc. (name change from Alliance Data Systems); Cimpress plc; Deluxe Corporation; Diebold Nixdorf, Incorporated (included from 8/14/2023 when it emerged from bankruptcy); Etsy, Inc.; Fidelity National Information Services, Inc.; Fiserv, Inc.; GXO Logistics, Inc. (included from 7/22/2021 when it began trading); Hub Group, Inc.; NCR Voyix Corporation (name change from NCR Corporation); Rockwell Automation, Inc.; Ryder System, Inc.; Schneider National, Inc.; The Western Union Company; W.W. Grainger, Inc.; and Xerox Holdings Corporation.

Changed Peer Group, Footnote
(4)
In accordance with SEC rules, this column represents the annual change in the value of a $100 investment in Pitney Bowes Inc. and the indicated peer group from December 31, 2019 to the end of the indicated fiscal year, assuming the reinvestment of dividends.

As described in the Compensation Discussion and Analysis starting on page 52 of this proxy statement we adopted a new peer group effective October 25, 2024. Our new peer group, as reported in our annual reports on Form 10-K for the year ended December 31, 2024 is comprised of: ACCO Brands Corporation; Bread Financial Holdings, Inc.; Cimpress plc; CSG Systems International, Inc.; Deluxe Corporation; Diebold Nixdorf, Incorporated (included from 8/14/2023 when it emerged from bankruptcy); E2open Parent Holdings, Inc. (included from 6/15/2020 when it began trading); HNI Corporation; Matthews International Corporation; McGrath RentCorp; Quad/Graphics, Inc.; Sabre Corporation; TTEC Holdings, Inc.; and Unisys Corporation.
Our old peer group, as was reported in our annual report on Form 10-K for the year ended December 31, 2023, was comprised of: ACCO Brands Corporation; Avery Dennison Corporation; Beyond, Inc. (name change from Overstock.com); Bread Financial Holdings, Inc. (name change from Alliance Data Systems); Cimpress plc; Deluxe Corporation; Diebold Nixdorf, Incorporated (included from 8/14/2023 when it emerged from bankruptcy); Etsy, Inc.; Fidelity National Information Services, Inc.; Fiserv, Inc.; GXO Logistics, Inc. (included from 7/22/2021 when it began trading); Hub Group, Inc.; NCR Voyix Corporation (name change from NCR Corporation); Rockwell Automation, Inc.; Ryder System, Inc.; Schneider National, Inc.; The Western Union Company; W.W. Grainger, Inc.; and Xerox Holdings Corporation.

Adjustment To PEO Compensation, Footnote
Reconciliation of Compensation Actually Paid Adjustments:

Year	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
	Lance Rosenzweig
2024	10,465,392	-	-	10,315,022	4,815,824	0	3,657,935	0	-	8,624,129
	Jason Dies
2024	6,311,167	-	-	1,633,083	0	402,785	-	(22,674)	-	5,058,195
	Other NEOs (Average)(j)
2024	2,311,287	1,908	0	874,866	854,897	100,853	-	(11,240)	44,357	2,334,666

(a)	Represents Total Compensation as reported in the Summary Compensation Table for 2024. With respect to the other NEOs, amounts shown represent averages.
(b)	Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for 2024.
(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during 2024, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock option and stock awards granted during 2024, computed in accordance with the methodology used for financial reporting purposes.
(e)
Represents the fair value as of December 31, 2024 of the outstanding and unvested option awards and stock awards granted during 2024, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during 2024 of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of December 31, 2024, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of December 31, 2024.

(g)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during 2024, computed in accordance with the methodology used for financial reporting purposes.
(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during 2024, using the average of the high and low stock price on the vesting date for RSUs and PSUs, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2024, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(j)	See footnote 1 above for the NEOs included in the average for 2024.

Non-PEO NEO Average Total Compensation Amount					$ 2,311,287	$ 1,808,904	$ 1,617,341	$ 1,599,173	$ 1,401,141
Non-PEO NEO Average Compensation Actually Paid Amount					$ 2,334,666	1,840,026	678,613	1,747,398	1,478,019
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Compensation Actually Paid Adjustments:

Year	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
	Lance Rosenzweig
2024	10,465,392	-	-	10,315,022	4,815,824	0	3,657,935	0	-	8,624,129
	Jason Dies
2024	6,311,167	-	-	1,633,083	0	402,785	-	(22,674)	-	5,058,195
	Other NEOs (Average)(j)
2024	2,311,287	1,908	0	874,866	854,897	100,853	-	(11,240)	44,357	2,334,666

(a)	Represents Total Compensation as reported in the Summary Compensation Table for 2024. With respect to the other NEOs, amounts shown represent averages.
(b)	Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for 2024.
(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during 2024, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock option and stock awards granted during 2024, computed in accordance with the methodology used for financial reporting purposes.
(e)
Represents the fair value as of December 31, 2024 of the outstanding and unvested option awards and stock awards granted during 2024, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during 2024 of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of December 31, 2024, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of December 31, 2024.

(g)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during 2024, computed in accordance with the methodology used for financial reporting purposes.
(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during 2024, using the average of the high and low stock price on the vesting date for RSUs and PSUs, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2024, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(j)	See footnote 1 above for the NEOs included in the average for 2024.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
Below is a list of performance measures, which in the Company’s assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2024. Please see the CD&A for further information regarding how each of these measures is used in the Company’s executive compensation program.
•	Adjusted EBIT
•	Adjusted EPS
•	Adjusted FCF
•	Adjusted Revenue
•	Return on Invested Capital (ROIC)
•	Stock Price

Total Shareholder Return Amount					$ 223	131	107	177	161
Peer Group Total Shareholder Return Amount					63	62	57	88	82
Net Income (Loss)					$ (203,597,000)	$ (385,627,000)	$ 36,940,000	$ (1,351,000)	$ (180,376,000)
Company Selected Measure Amount					392,690,000	171,595,000	153,780,000	173,689,000	213,584,000
PEO Name	Jason Dies	Jason Dies	Lance Rosenzweig	Marc Lautenbach			Marc Lautenbach	Marc Lautenbach	Marc Lautenbach
Old Peer Group Total Shareholder Return Amount						$ 105	$ 88	$ 113	$ 109
Measure:: 1
Pay vs Performance Disclosure
Name					Adjusted EBIT
Non-GAAP Measure Description
(5)
Adjusted EBIT is a non-GAAP measure. For a reconciliation and additional information, please see "Reconciliation of Reported Consolidated Results to Adjusted Measures" on page 104 of this proxy statement. Adjusted EBIT is the Company selected measure due to the Company’s strategic focus on profitable revenue growth. The Company selected measure may change from year to year.

Measure:: 2
Pay vs Performance Disclosure
Name					Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name					Adjusted FCF
Measure:: 4
Pay vs Performance Disclosure
Name					Adjusted Revenue
Measure:: 5
Pay vs Performance Disclosure
Name					Return on Invested Capital (ROIC)
Measure:: 6
Pay vs Performance Disclosure
Name					Stock Price
Lance Rosenzweig [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 10,465,392
PEO Actually Paid Compensation Amount					8,624,129
Jason Dies [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					6,311,167	2,712,791
PEO Actually Paid Compensation Amount					5,058,195	2,794,637
Marc Lautenbach [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						7,266,238	7,023,960	4,913,938	4,713,361
PEO Actually Paid Compensation Amount						$ 4,656,167	$ 777,215	$ 6,871,285	$ 11,196,599
PEO | Lance Rosenzweig [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Lance Rosenzweig [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Lance Rosenzweig [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(10,315,022)
PEO | Lance Rosenzweig [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,815,824
PEO | Lance Rosenzweig [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Lance Rosenzweig [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,657,935
PEO | Lance Rosenzweig [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Lance Rosenzweig [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Jason Dies [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Jason Dies [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Jason Dies [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,633,083)
PEO | Jason Dies [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Jason Dies [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					402,785
PEO | Jason Dies [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Jason Dies [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(22,674)
PEO | Jason Dies [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,908)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(874,866)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					854,897
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					100,853
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(11,240)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (44,357)